Nature Of Operations And Summary Of Significant Accounting Policies (Fair Value Assumptions Using Black-Scholes Option-Pricing Model) (Detail)	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Expected volatility	56.70%	55.60%	53.70%
Risk-free interest rate	0.90%	1.60%	2.50%
Expected lives	5 years	5 years	5 years
Dividend yield	2.60%	3.10%	3.10%